Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 991	$ 690	$ 418
Charges to Costs and Expenses	[1]	409	864	710
Charges to other accounts	[1]	(192)	(563)	(438)
Deductions	[1]	0	0	0
End of Year	[1]	1,208	991	690
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		11,630	17,445	21,046
Charges to Costs and Expenses		0	0	0
Charges to other accounts		1,872	0	0
Deductions		0	(5,815)	(3,601)
End of Year		$ 13,502	$ 11,630	$ 17,445

[1]	Write-off net of recoveries for the allowance for doubtful accounts.